Note 11 - Options (Tables)	12 Months Ended
Nov. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
	November 30,	November 30,	November 30,
	2016	2015	2014

Volatility	65.2%	68.6%	55.0%
Risk-free interest rate	0.620%	0.580%	1.45%
Expected life (in years)	5.00	5.00	5.60
Dividend yield	-	-	-
The weighted average grant date
fair value of options granted	$ 1.20	$ 1.66	$ 2.10

Schedule of Share-based Compensation, Stock Options, Activity
			November 30, 2016			November 30, 2015			November 30, 2014
		Weighted			Weighted			Weighted
		average	Weighted		average	Weighted		average	Weighted
		exercise	average		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value	options	share	fair value
		$	$		$	$		$	$

Outstanding,
beginning of
period,	5,062,007	3.89	2.21	4,858,208	3.96	2.21	4,455,072	3.97	2.21
Granted	460,000	2.42	1.20	355,000	2.52	1.66	479,001	3.86	2.10
Exercised	(27,500)	2.57	1.68	(91,000)	2.34	1.86	(48,000)	2.45	1.07
Forfeiture	-	-	-	(60,168)	-	-	(27,832)	-	-
Expired	(102,047)	19.24	13.29	(33)	770.13	493.31	(33)	709.18	709.18
Balance at
end of period	5,392,460	3.48	1.88	5,062,007	3.89	2.21	4,858,208	3.96	2.21

Options
exercisable,
end of year	4,396,610	3.49	1.96	3,812,930	4.01	2.35	3,640,381	4.09	2.40

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range
				Options outstanding			Options exercisable
		Weighted	Weighted	Weighted		Weighted	Weighted
		average	average	average		average	average
		exercise	remaining	grant		exercise	grant
Exercise	Number	price per	contract	due	Number	price per	date
price	outstanding	share	life (years)	fair value	exercisable	share	fair value
$ $		$		$		$	$

Under 2.50	-	-	-	-	-	-	-
2.51 - 5.00	5,360,835	3.31	0.96	1.74	4,364,985	3.27	1.78
5.01 - 10.00	-	-	-	-	-	-	-
10.01 - 100.00	31,625	33.02	0.99	25.98	31,625	33.02	25.98
	5,392,460	3.48			4,396,610	3.49

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
	November 30,	November 30,	November 30,
	2016	2015	2014
	$	$	$

Research and development	1,995,805	152,231	1,270,307
Selling, general and administrative	265,639	265,587	478,300
	2,261,444	417,818	1,748,607